SHAREHOLDERS EQUITY - Incorporation of shares (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Capital Stock
Number of treasury shares (in shares)	75,979,949,000	59,465,852,000	56,652,067,000
Treasury shares	R$ 3,034,806	R$ 2,223,011	R$ 2,114,256
Restricted shares	R$ (6,773)	R$ (6,344)
ON
Capital Stock
Number of treasury shares (in shares)	52,799,078,000	52,224,491,000
Treasury shares	R$ 1,977,823	R$ 1,953,281
PNA
Capital Stock
Number of treasury shares (in shares)	4,361,000	4,361,000
Treasury shares	R$ 212	R$ 212
PNB
Capital Stock
Number of treasury shares (in shares)	7,362,600,000	7,237,000,000
Treasury shares	R$ 274,931	R$ 269,518
PNC
Capital Stock
Number of treasury shares (in shares)	15,813,910,000	0
Treasury shares	R$ 781,840	R$ 0